BUSINESS ACQUISITIONS (Details) - USD ($)					9 Months Ended	12 Months Ended
	Apr. 01, 2016	Jan. 01, 2016	Oct. 01, 2015	Mar. 26, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 21, 2016	Sep. 25, 2015	May 04, 2015	May 01, 2015	Dec. 31, 2014
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding					500,000	1,822,700					3,165,700
Share Price (in Dollars per share)					$ 1.91		$ 1.20		$ 3.50	$ 3.75	$ 5.02
Accrued stock payable (in Dollars)					$ 663,000	$ 1,532,420					$ 385,917
Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	200,000	200,000	100,000	500,000
Class of Warrant or Right, Outstanding					100,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 2.48
Acquisition of IPG with common stock payable and warrants (in Dollars)				$ 1,887,000
Share Price (in Dollars per share)				$ 2.48
Share Price Discount				15.00%
Accrued stock payable (in Dollars)				$ 1,054,000
Class of Warrant or Right, Issuance Threshold, Revenue (in Dollars)					$ 3,000,000
Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Share Price (in Dollars per share)						$ 1.02		$ 1.02
Share Price Discount						15.00%		15.00%
Accrued stock payable (in Dollars)						$ 69,400		$ 69,400
Common Stock, Capital Shares Reserved for Future Issuance						80,000		80,000
IPG $4.50 Warrants [Member] | Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding					250,000	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 4.50	$ 4.50
IPG $5.00 Warrants [Member] | Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding					250,000	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 5.00	$ 5.00
Conditional Issuance [Member] | Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding						100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 2.48
Class of Warrant or Right, Issuance Threshold, Revenue (in Dollars)						$ 3,000,000